Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of transactions with associates and their balances of related parties
(a)	Associates:

(i)	Transactions:
		2024	2023	2022
	Note	US $ in millions

Other operating income	19	0.1	0.2	0.4

Operating expenses and cost of services	18	4.0	3.4	11.0

Finance income	24(a)	0.3	0.2	0.1

(ii)	Balances:

		2024	2023
	Note	US $ in millions

Trade and other receivables	9	17.4	13.3

Trade and other payables	15	0.4	0.4

Schedule of Key management personnel
(b)	Key management personnel (*):

	2024	2023	2022
	US $ in millions

Short-term employee benefits	5.6	3.7	5.6

Share-based compensation	2.1	4.0	5.7

Long-term employee benefits	0.5	0.4	0.5

(*) See also Notes 12(c), 14(i) and 14(j).

Schedule of other related parties transactions and balances
(c)	Other related parties (excluding those detailed in (a)-(b) above)

(i)	Transactions:

		2024	2023	2022
	Note	US $ in millions

Income from voyages and related services	17	13.2	5.1	19.5
Operating expenses and cost of services	18			1.4
Finance expenses	24(b)	19.0	4.3	4.4

(ii)	Transactions with directors:

	2024	2023	2022
	US $ in millions

Directors’ fees	1.0	1.0	1.1
Share-based compensation	0.4	1.0	1.7

(iii)	Balances:

		2024	2023
	Note	US $ in millions

Trade and other receivables	9	1.4	0.9
Trade and other payables	15	0.3	0.2
Lease liabilities (*)	8	261.2	57.1

(*) Includes lease liabilities in respect of chartering vessels for which the Group paid (principal and interest) US$ 128 million and US$ 38 million during the year ended December 31, 2024 and 2023 respectively.